Tax expense - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	25.00%	32.00%		34.40%
Effective tax rate	13.30%	17.30%		15.50%
Deferred tax assets	€ 1,927	€ 1,096	[1]
Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,803	4,289		€ 4,630
Recognized in Consolidated Income Statement	(130)	(254)
Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,663	3,008
France | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,088
Recognized in Consolidated Income Statement	900
France | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 581	1,475
FCA and PSA Merger | France | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		€ 9,000

[1]	Refer to Note 3, Scope of consolidation